Private Placement Warrants (Details) - USD ($)			12 Months Ended
	Nov. 27, 2018	Nov. 20, 2018	Dec. 31, 2020	Oct. 20, 2020	May 20, 2020
Class A Common Stock [Member]
Private Placement Warrants [Abstract]
Exercise price (in dollars per share)				$ 10.30	$ 10.18
Private Placement Warrant [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	410,416	5,500,000
Warrant price (in dollars per share)	$ 1.00	$ 1.00
Aggregate purchase price of warrants	$ 410,416	$ 5,500,000
Exercise price (in dollars per share)			$ 11.50
Warrants expiration period			5 years
Period not to transfer, assign or sell warrants			30 days
Private Placement Warrant [Member] | Class A Common Stock [Member]
Private Placement Warrants [Abstract]
Number of shares called by each warrant (in shares)			1